MULTI-MANAGER INTERNATIONAL EQUITY FUND

Schedule of Investments

July 31, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – 96.4%
Belgium – 0.8%
151,942	Anheuser-Busch InBev SA (Beverages)	$ 9,021,429
49,264	KBC Group NV (Banks)	3,810,369

		12,831,798

Bermuda* – 0.7%
119,491	Arch Capital Group Ltd. (Insurance)	11,444,848

Brazil – 0.7%
845,433	Banco Bradesco SA (Banks)	1,876,861
796,521	NU Holdings Ltd. Class A* (Banks)	9,661,800

		11,538,661

Canada – 3.7%
66,136	Canadian National Railway Co. (Ground Transportation)	7,655,242
210,586	Canadian Natural Resources Ltd. (Oil, Gas & Consumable Fuels)	7,476,859
306,200	Canadian Pacific Kansas City Ltd. (Ground Transportation)	25,669,867
26,611	Intact Financial Corp. (Insurance)	4,835,910
155,517	Suncor Energy, Inc. (Oil, Gas & Consumable Fuels)	6,210,993
98,768	Toronto-Dominion Bank (Banks)	5,832,438

		57,681,309

China – 1.3%
550,500	Li Ning Co. Ltd. (Textiles, Apparel & Luxury Goods)	1,025,369
212,400	NetEase, Inc. (Entertainment)	3,917,416
304,500	Tencent Holdings Ltd. (Interactive Media & Services)	14,051,595
63,109	Yum China Holdings, Inc. (Hotels, Restaurants & Leisure)	1,908,416

		20,902,796

Denmark – 3.2%
57,091	Carlsberg AS Class B (Beverages)	6,894,135
319,998	Novo Nordisk AS Class B (Pharmaceuticals)	42,397,458

		49,291,593

France – 14.8%
130,280	Air Liquide SA (Chemicals)	23,770,690
898,285	Alstom SA* (Machinery)	17,599,740
179,437	AXA SA (Insurance)	6,299,997
69,001	BNP Paribas SA (Banks)	4,727,515
66,495	Capgemini SE (IT Services)	13,200,816
292,859	Carrefour SA (Consumer Staples Distribution & Retail)	4,368,645
212,391	Cie de Saint-Gobain SA (Building Products)	18,220,118
150,263	Cie Generale des Etablissements Michelin SCA (Automobile Components)	5,948,738
118,491	Danone SA (Food Products)	7,697,773

Shares	Description	Value

Common Stocks – (continued)
France – (continued)
76,365	Dassault Systemes SE (Software)	$ 2,894,903
142,969	Edenred SE (Financial Services)	5,953,053
481,624	Engie SA (Multi-Utilities)	7,571,207
46,234	EssilorLuxottica SA (Health Care Equipment & Supplies)	10,580,173
43,929	Kering SA (Textiles, Apparel & Luxury Goods)	13,492,254
54,106	Legrand SA (Electrical Equipment)	5,845,986
18,588	L’Oreal SA (Personal Products)	8,038,333
16,816	LVMH Moet Hennessy Louis Vuitton SE (Textiles, Apparel & Luxury Goods)	11,861,371
44,116	Pernod Ricard SA (Beverages)	5,903,035
70,307	Safran SA (Aerospace & Defense)	15,445,930
74,809	Sanofi SA (Pharmaceuticals)	7,712,245
115,659	Schneider Electric SE (Electrical Equipment)	27,877,886
21,596	Sodexo SA (Hotels, Restaurants & Leisure)	2,045,299
232,458	Worldline SA*(a) (Financial Services)	2,637,672

		229,693,379

Germany – 6.5%
12,886	Allianz SE (Insurance)	3,629,540
80,671	Beiersdorf AG (Personal Products)	11,709,155
59,729	Deutsche Boerse AG (Capital Markets)	12,230,614
395,201	Deutsche Telekom AG (Diversified Telecommunication Services)	10,337,463
255,654	Infineon Technologies AG (Semiconductors & Semiconductor Equipment)	8,880,944
233,046	Lanxess AG (Chemicals)	6,084,039
58,983	Merck KGaA (Pharmaceuticals)	10,538,627
14,015	MTU Aero Engines AG (Aerospace & Defense)	3,968,538
161,693	RWE AG (Independent Power and Renewable Electricity Producers)	6,034,529
131,826	SAP SE (Software)	27,870,684

		101,284,133

Hong Kong – 0.7%
1,214,200	AIA Group Ltd. (Insurance)	8,121,608
547,000	Link REIT (Retail REITs)	2,307,805

		10,429,413

India – 1.4%
400,938	HDFC Bank Ltd. (Banks)	7,747,829
381,062	ICICI Bank Ltd. (Banks)	11,092,716
47,063	Tata Consultancy Services Ltd. (IT Services)	2,471,311

		21,311,856

MULTI-MANAGER INTERNATIONAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Ireland – 5.2%
908,694	AIB Group PLC (Banks)	$ 5,212,346
30,374	Aon PLC Class A (Insurance)	9,978,163
431,395	Experian PLC (Professional Services)	20,353,220
56,447	ICON PLC* (Life Sciences Tools & Services)	18,539,453
35,970	Linde PLC (Chemicals)	16,312,395
96,534	Ryanair Holdings PLC (Passenger Airlines)	9,778,894

		80,174,471

Israel* – 0.6%
51,158	Check Point Software Technologies Ltd. (Software)	9,384,935

Italy – 3.7%
1,746,726	Enel SpA (Electric Utilities)	12,470,181

454,148	Eni SpA (Oil, Gas & Consumable Fuels)	7,266,273
40,847	Ferrari NV (Automobiles)	16,811,506
2,496,977	Intesa Sanpaolo SpA (Banks)	10,139,805
275,522	UniCredit SpA (Banks)	11,316,983

		58,004,748

Japan – 10.3%
49,500	Daikin Industries Ltd. (Building Products)	7,177,824
516,700	Denso Corp. (Automobile Components)	8,473,367
424,200	FANUC Corp. (Machinery)	12,576,152
465,200	Fujitsu Ltd. (IT Services)	8,448,105
810,600	Hitachi Ltd. (Industrial Conglomerates)	17,514,361
18,500	Hoya Corp. (Health Care Equipment & Supplies)	2,318,064
63,000	Kose Corp. (Personal Products)	4,210,051
158,400	Kubota Corp. (Machinery)	2,277,303
465,600	Kyocera Corp. (Electronic Equipment, Instruments & Components)	5,864,214
388,500	Mitsubishi Electric Corp. (Electrical Equipment)	6,473,096
738,400	Mitsubishi Heavy Industries Ltd. (Machinery)	8,850,518
275,100	Murata Manufacturing Co. Ltd. (Electronic Equipment, Instruments & Components)	6,120,417
376,600	Olympus Corp. (Health Care Equipment & Supplies)	6,501,654
729,100	Renesas Electronics Corp. (Semiconductors & Semiconductor Equipment)	12,557,925
1,028,400	Seven & i Holdings Co. Ltd. (Consumer Staples Distribution & Retail)	12,314,835

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
185,100	Shin-Etsu Chemical Co. Ltd. (Chemicals)	$ 8,224,118
10,400	SMC Corp. (Machinery)	5,060,278
90,300	Sony Group Corp. (Household Durables)	8,020,319
249,400	Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals)	7,001,722
335,400	Terumo Corp. (Health Care Equipment & Supplies)	6,013,168
144,400	ZOZO, Inc. (Specialty Retail)	4,227,300

		160,224,791

Luxembourg – 0.3%
228,666	ArcelorMittal SA (Metals & Mining)	5,206,881

Netherlands – 5.2%
8,153	Adyen NV*(a) (Financial Services)	9,973,060
214,349	Akzo Nobel NV (Chemicals)	13,253,672
21,312	ASM International NV (Semiconductors & Semiconductor Equipment)	14,663,103
13,678	ASML Holding NV (Semiconductors & Semiconductor Equipment)	12,812,183
29,546	Heineken NV (Beverages)	2,621,934
948,880	ING Groep NV (Banks)	17,223,067
361,886	Koninklijke Philips NV* (Health Care Equipment & Supplies)	10,165,263

		80,712,282

Portugal – 0.3%
256,180	Galp Energia SGPS SA (Oil, Gas & Consumable Fuels)	5,386,546

Singapore – 1.5%
303,080	DBS Group Holdings Ltd. (Banks)	8,305,426
146,520	Sea Ltd.* (Entertainment)	9,626,364
212,700	United Overseas Bank Ltd. (Banks)	5,157,694

		23,089,484

South Korea – 2.6%
434,266	Coupang, Inc.* (Broadline Retail)	9,011,019
122,107	Samsung Electronics Co. Ltd. (Technology Hardware, Storage & Peripherals)	28,686,075
13,787	SK Hynix, Inc. (Semiconductors & Semiconductor Equipment)	1,977,380

		39,674,474

Spain – 1.0%
21,109	Aena SME SA(a) (Transportation Infrastructure)	4,010,681
177,497	Amadeus IT Group SA (Hotels, Restaurants & Leisure)	11,690,099

		15,700,780

MULTI-MANAGER INTERNATIONAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Switzerland – 4.4%
79,077	Cie Financiere Richemont SA Class A (Textiles, Apparel & Luxury Goods)	$ 12,061,719
107,911	Julius Baer Group Ltd. (Capital Markets)	5,905,712
116,174	Novartis AG (Pharmaceuticals)	12,968,251
16,117	Sika AG (Chemicals)	4,893,381
14,160	Sonova Holding AG (Health Care Equipment & Supplies)	4,340,549
619,318	UBS Group AG (Capital Markets)	18,765,752
18,339	Zurich Insurance Group AG (Insurance)	10,082,234

		69,017,598

Taiwan – 1.7%
610,934	Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	26,420,324

United Kingdom – 18.3%
271,116	3i Group PLC (Capital Markets)	10,907,190
164,946	AstraZeneca PLC (Pharmaceuticals)	26,205,099
6,230,383	Barclays PLC (Banks)	18,630,750
55,342	Berkeley Group Holdings PLC (Household Durables)	3,612,857
2,449,071	BP PLC (Oil, Gas & Consumable Fuels)	14,476,730
240,331	British American Tobacco PLC (Tobacco)	8,527,191
821,294	Compass Group PLC (Hotels, Restaurants & Leisure)	25,291,755
538,364	Diageo PLC (Beverages)	16,751,179
57,076	Ferguson PLC (Trading Companies & Distributors)	12,604,731
532,080	GSK PLC (Pharmaceuticals)	10,332,346
1,206,707	Kingfisher PLC (Specialty Retail)	4,289,999
1,605,992	Legal & General Group PLC (Insurance)	4,790,073
67,368	London Stock Exchange Group PLC (Capital Markets)	8,200,414
110,475	National Grid PLC (Multi-Utilities)	1,401,726
841,670	NatWest Group PLC (Banks)	3,993,290
1,796,420	Prudential PLC (Insurance)	16,211,589
237,952	Reckitt Benckiser Group PLC (Household Products)	12,800,306
370,921	RELX PLC (Professional Services)	17,489,237
74,466	Rio Tinto PLC (Metals & Mining)	4,842,740
5,059,066	Rolls-Royce Holdings PLC*
	(Aerospace & Defense)	29,293,014
307,499	Segro PLC (Industrial REITs)	3,619,450
431,206	Shell PLC (Oil, Gas & Consumable Fuels)	15,766,676
440,358	Standard Chartered PLC (Banks)	4,349,982

Shares	Description	Value

Common Stocks – (continued)
United Kingdom – (continued)
1,331,192	Tesco PLC (Consumer Staples Distribution & Retail)	$ 5,676,828
313,260	WH Smith PLC (Specialty Retail)	5,330,102

		285,395,254

United States – 6.8%
64,778	Atlassian Corp. Class A* (Software)	11,437,851
19,632	EPAM Systems, Inc.* (IT Services)	4,223,432
34,421	Monday.com Ltd.* (Software)	7,910,290
153,590	Nestle SA (Food Products)	15,557,529
108,549	Qiagen NV* (Life Sciences Tools & Services)	4,829,773
102,791	Roche Holding AG (Pharmaceuticals)	33,279,551
27,470	Spotify Technology SA* (Entertainment)	9,448,032
39,972	STERIS PLC (Health Care Equipment & Supplies)	9,543,715
53,899	Waste Connections, Inc. (Commerical Services & Supplies)	9,581,625

		105,811,798

Uruguay* – 0.7%
6,536	MercadoLibre, Inc. (Broadline Retail)	10,907,930

TOTAL COMMON STOCKS (Cost $1,156,170,867)		$1,501,522,082

Shares	Dividend Rate	Value

Investment Company(b) – 3.4%
Goldman Sachs Financial Square Government Fund — Institutional Shares
53,362,984	5.220%	$ 53,362,984
(Cost $ 53,362,984)

TOTAL INVESTMENTS – 99.8% (Cost $ 1,209,533,851)		$1,554,885,066

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.2%		2,657,788

NET ASSETS – 100.0%		$1,557,542,854

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	Represents an affiliated issuer.

MULTI-MANAGER INTERNATIONAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2024 (Unaudited)

SECTOR ALLOCATION AS OF JULY 31, 2024
Sector	% of Total Market Value
Industrials	18.4%
Financials	17.9
Health Care	14.4
Information Technology	13.2
Consumer Discretionary	10.0
Consumer Staples	8.5
Materials	5.3
Energy	3.6
Investment Company	3.4
Communication Services	3.1
Utilities	1.8
Real Estate	0.4
100.0%

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com

Investment Abbreviations:
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

MULTI-MANAGER U.S. SMALL CAP EQUITY FUND

Schedule of Investments

July 31, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – 95.5%
Aerospace & Defense – 1.4%
6,891	AAR Corp.*	$ 445,159
11,990	Curtiss-Wright Corp.	3,533,453
43,500	Mercury Systems, Inc.*	1,546,425
25,250	Moog, Inc. Class A	4,951,525
15,790	Woodward, Inc.	2,463,082

		12,939,644

Air Freight & Logistics – 0.5%
89,600	Air Transport Services Group, Inc.*	1,446,144
65,500	Hub Group, Inc. Class A	3,063,435

		4,509,579

Automobile Components – 0.6%
12,100	LCI Industries	1,411,949
27,726	Phinia, Inc.	1,239,352
24,300	Visteon Corp.*	2,807,622

		5,458,923

Banks – 6.0%
17,100	Bank of Hawaii Corp.	1,172,889
28,438	Dime Community Bancshares, Inc.	718,913
41,585	First Merchants Corp.	1,677,955
36,520	Hancock Whitney Corp.	1,998,739
72,742	Heritage Commerce Corp.	752,880
72,493	Hope Bancorp, Inc.	954,008
35,400	Lakeland Financial Corp.	2,425,962
55,900	National Bank Holdings Corp. Class A	2,341,092
14,538	Northeast Bank	1,056,331
50,237	OceanFirst Financial Corp.	912,806
207,634	Old National Bancorp	4,156,833
35,288	Peapack-Gladstone Financial Corp.	997,239
25,064	Preferred Bank	2,157,008
78,825	Prosperity Bancshares, Inc.	5,716,389
93,900	Renasant Corp.	3,229,221
31,061	S&T Bancorp, Inc.	1,378,487
50,112	SouthState Corp.	4,959,585
23,275	Towne Bank	773,661
36,200	UMB Financial Corp.	3,693,124
86,200	United Bankshares, Inc.	3,355,766
37,238	Western Alliance Bancorp	2,996,169
75,902	Wintrust Financial Corp.	8,212,596

		55,637,653

Biotechnology* – 5.5%
216,850	89bio, Inc.	1,986,346
94,502	Alkermes PLC	2,581,795
87,488	Ascendis Pharma AS	11,679,648
109,220	Bicycle Therapeutics PLC	2,655,138
18,282	Biohaven Ltd.	719,031
18,188	Blueprint Medicines Corp.	1,969,760
57,486	Catalyst Pharmaceuticals, Inc.	991,059
79,907	Cytokinetics, Inc.	4,715,312
20,231	Halozyme Therapeutics, Inc.	1,117,965
21,978	Immunome, Inc.	338,681

Shares	Description	Value

Common Stocks – (continued)
Biotechnology* – (continued)
79,478	MoonLake Immunotherapeutics	$ 3,310,259
28,204	Neurocrine Biosciences, Inc.	3,992,840
148,440	Rocket Pharmaceuticals, Inc.	3,592,248
25,760	Soleno Therapeutics, Inc.	1,242,405
82,132	Vaxcyte, Inc.	6,479,394
32,290	Viking Therapeutics, Inc.	1,840,530
48,110	Xenon Pharmaceuticals, Inc.	2,074,984

		51,287,395

Building Products – 1.8%
25,800	Apogee Enterprises, Inc.	1,770,912
42,114	AZEK Co., Inc.*	1,890,498
13,581	AZZ, Inc.	1,085,937
19,100	Gibraltar Industries, Inc.*	1,418,557
29,018	Griffon Corp.	2,091,037
112,500	Hayward Holdings, Inc.*	1,663,875
146,582	Janus International Group, Inc.*	2,113,712
16,100	UFP Industries, Inc.	2,124,073
90,479	Zurn Elkay Water Solutions Corp.	2,936,948

		17,095,549

Capital Markets – 1.3%
279,773	BGC Group, Inc. Class A	2,576,709
41,400	Cohen & Steers, Inc.	3,552,948
8,416	Evercore, Inc. Class A	2,107,282
6,930	Houlihan Lokey, Inc.	1,041,233
18,700	Lazard, Inc.	919,479
17,779	StoneX Group, Inc.*	1,481,702

		11,679,353

Chemicals – 3.5%
58,975	AdvanSix, Inc.	1,649,531
15,473	Ashland, Inc.	1,495,465
104,820	Avient Corp.	4,742,057
139,200	Axalta Coating Systems Ltd.*	4,962,480
147,909	Ecovyst, Inc.*	1,411,052
88,020	HB Fuller Co.	7,587,324
18,300	Innospec, Inc.	2,399,862
32,368	Methanex Corp.	1,572,761
22,200	Minerals Technologies, Inc.	1,740,036
45,158	Orion SA	1,111,790
13,806	Quaker Chemical Corp.	2,506,755
12,700	Stepan Co.	1,074,801

		32,253,914

Commerical Services & Supplies – 4.0%
17,208	Brady Corp. Class A	1,232,265
51,283	Brink’s Co.	5,640,617
104,921	Casella Waste Systems, Inc. Class A*	10,865,619
101,880	CoreCivic, Inc.*	1,420,207
20,347	MSA Safety, Inc.	3,838,461
104,793	Rentokil Initial PLC	3,248,583
15,300	UniFirst Corp.	2,976,462
41,800	Viad Corp.*	1,389,850

MULTI-MANAGER U.S. SMALL CAP EQUITY FUND

Schedule of Investments (continued)

July 31, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Commerical Services & Supplies – (continued)
36,562	Waste Connections, Inc.	$ 6,499,627

		37,111,691

Communications Equipment* – 1.4%
72,090	Ciena Corp.	3,802,026
33,099	Clearfield, Inc.	1,436,497
59,000	Extreme Networks, Inc.	843,700
20,460	F5, Inc.	4,166,474
530,755	Infinera Corp.	3,152,685

		13,401,382

Construction & Engineering – 3.2%
21,850	Comfort Systems USA, Inc.	7,263,377
146,932	Fluor Corp.*	7,067,429
28,548	Granite Construction, Inc.	1,954,396
5,375	MYR Group, Inc.*	755,080
33,036	Primoris Services Corp.	1,865,543
7,325	Sterling Infrastructure, Inc.*	852,337
21,523	Valmont Industries, Inc.	6,421,603
80,600	WillScot Holdings Corp.*	3,304,600

		29,484,365

Construction Materials – 0.3%
2,975	Eagle Materials, Inc.	810,093
10,608	Knife River Corp.*	843,548
35,200	Summit Materials, Inc. Class A*	1,470,656

		3,124,297

Consumer Finance – 0.9%
26,449	FirstCash Holdings, Inc.	2,951,708
246,388	SLM Corp.	5,590,544

		8,542,252

Consumer Staples Distribution & Retail – 0.7%
12,535	Casey’s General Stores, Inc.	4,861,574
29,200	Performance Food Group Co.*	2,014,800

		6,876,374

Containers & Packaging – 0.6%
52,850	Silgan Holdings, Inc.	2,718,076
45,700	Sonoco Products Co.	2,464,144

		5,182,220

Diversified Consumer Services – 2.5%
66,432	Bright Horizons Family Solutions, Inc.*	7,988,448
110,319	Frontdoor, Inc.*	4,353,188
10,353	Grand Canyon Education, Inc.*	1,614,550
144,363	Laureate Education, Inc.	2,237,627
497,995	Mister Car Wash, Inc.*	3,784,762
57,461	Perdoceo Education Corp.	1,424,458
20,100	Stride, Inc.*	1,527,198

		22,930,231

Shares	Description	Value

Common Stocks – (continued)
Diversified Telecommunication Services – 0.3%
34,724	Cogent Communications Holdings, Inc.	$ 2,451,167

Electric Utilities – 0.6%
34,500	IDACORP, Inc.	3,372,375
22,900	MGE Energy, Inc.	2,011,536
10,785	Portland General Electric Co.	510,993

		5,894,904

Electrical Equipment – 2.2%
7,030	Acuity Brands, Inc.	1,766,990
12,324	Atkore, Inc.	1,663,740
14,132	EnerSys	1,553,531
108,350	NEXTracker, Inc. Class A*	5,324,319
23,160	Regal Rexnord Corp.	3,721,349
153,383	Sensata Technologies Holding PLC	5,980,403

		20,010,332

Electronic Equipment, Instruments & Components – 3.3%
13,200	Advanced Energy Industries, Inc.	1,536,084
8,827	Arrow Electronics, Inc.*	1,091,812
50,225	Avnet, Inc.	2,700,096
11,834	Belden, Inc.	1,096,893
37,080	Celestica, Inc.*	1,944,475
24,700	Crane NXT Co.	1,553,136
10,300	Fabrinet*	2,271,768
31,047	Insight Enterprises, Inc.*	6,970,052
22,259	Littelfuse, Inc.	5,945,601
12,664	OSI Systems, Inc.*	1,874,019
20,300	Rogers Corp.*	2,480,254
15,500	ScanSource, Inc.*	806,775

		30,270,965

Energy Equipment & Services – 3.5%
58,442	Archrock, Inc.	1,211,503
34,455	Cactus, Inc. Class A	2,174,800
288,560	ChampionX Corp.	9,886,066
196,384	Expro Group Holdings NV*	4,560,036
66,100	Helmerich & Payne, Inc.	2,671,762
110,015	Newpark Resources, Inc.*	908,724
31,640	Noble Corp. PLC	1,494,041
80,983	Oceaneering International, Inc.*	2,431,110
88,052	Patterson-UTI Energy, Inc.	967,691
184,064	Select Water Solutions, Inc.	2,175,636
14,472	Tidewater, Inc.*	1,432,149
22,162	Weatherford International PLC*	2,612,013

		32,525,531

Entertainment* – 0.5%
32,038	Liberty Media Corp.-Liberty Live Class A	1,210,075
17,791	Take-Two Interactive Software, Inc.	2,678,079
136,634	Vivid Seats, Inc. Class A	666,774

		4,554,928

MULTI-MANAGER U.S. SMALL CAP EQUITY FUND

Schedule of Investments (continued)

July 31, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Financial Services – 3.6%
40,257	Enact Holdings, Inc.	$ 1,369,946
50,052	Essent Group Ltd.	3,145,268
50,000	EVERTEC, Inc.	1,723,500
22,073	Federal Agricultural Mortgage Corp. Class C	4,551,894
168,510	Flywire Corp.*	3,085,418
31,979	International Money Express, Inc.*	710,253
244,610	Marqeta, Inc. Class A*	1,318,448
19,932	Merchants Bancorp	896,940
60,500	NCR Atleos Corp.*	1,945,075
15,583	PennyMac Financial Services, Inc.	1,529,004
79,061	Shift4 Payments, Inc. Class A*	5,438,606
19,407	Voya Financial, Inc.	1,411,471
19,000	Walker & Dunlop, Inc.	2,031,100
23,437	WEX, Inc.*	4,299,518

		33,456,441

Food Products – 0.4%
76,019	Nomad Foods Ltd.	1,452,723
63,500	Simply Good Foods Co.*	2,153,920

		3,606,643

Gas Utilities – 0.4%
26,000	National Fuel Gas Co.	1,523,340
18,369	New Jersey Resources Corp.	858,751
15,800	ONE Gas, Inc.	1,100,154

		3,482,245

Ground Transportation – 0.9%
98,400	Marten Transport Ltd.	1,850,904
7,417	Saia, Inc.*	3,099,194
82,900	Werner Enterprises, Inc.	3,248,851

		8,198,949

Health Care Equipment & Supplies* – 3.2%
66,250	Establishment Labs Holdings, Inc.	2,944,150
87,899	Haemonetics Corp.	7,915,305
58,606	Inari Medical, Inc.	2,728,696
15,400	Integer Holdings Corp.	1,828,904
36,373	iRhythm Technologies, Inc.	3,137,171
49,393	Lantheus Holdings, Inc.	5,177,868
57,742	OrthoPediatrics Corp.	1,777,299
29,278	PROCEPT BioRobotics Corp.	1,853,883
155,950	SI-BONE, Inc.	2,370,440

		29,733,716

Health Care Providers & Services – 2.8%
191,917	Accolade, Inc.*	786,860
7,692	Addus HomeCare Corp.*	933,501
19,838	AMN Healthcare Services, Inc.*	1,341,446
44,902	Encompass Health Corp.	4,173,192
48,759	HealthEquity, Inc.*	3,826,606
212,041	LifeStance Health Group, Inc.*	1,168,346
219,717	NeoGenomics, Inc.*	3,895,582
206,900	Option Care Health, Inc.*	6,142,861

Shares	Description	Value

Common Stocks – (continued)
Health Care Providers & Services – (continued)
68,915	Pediatrix Medical Group, Inc.*	$ 574,751
63,978	PetIQ, Inc.*	1,399,839
100,056	R1 RCM, Inc.*	1,288,721

		25,531,705

Health Care Technology* – 0.6%
42,777	Evolent Health, Inc. Class A	997,560
173,732	Phreesia, Inc.	4,334,613

		5,332,173

Hotel & Resort REITs – 0.3%
159,400	Apple Hospitality REIT, Inc.	2,357,526

Hotels, Restaurants & Leisure – 1.9%
145,793	Bowlero Corp. Class A	1,888,019
24,052	Boyd Gaming Corp.	1,464,045
19,981	Brinker International, Inc.*	1,334,931
19,100	Choice Hotels International, Inc.	2,434,295
31,840	Churchill Downs, Inc.	4,570,950
41,532	First Watch Restaurant Group, Inc.*	675,726
13,560	Texas Roadhouse, Inc.	2,367,712
6,780	Wingstop, Inc.	2,534,906

		17,270,584

Household Durables – 1.8%
38,931	Beazer Homes USA, Inc.*	1,310,807
30,536	M/I Homes, Inc.*	5,094,321
36,548	Meritage Homes Corp.	7,414,493
14,581	Taylor Morrison Home Corp.*	978,093
3,469	TopBuild Corp.*	1,660,055

		16,457,769

Household Products* – 0.3%
67,800	Central Garden & Pet Co. Class A	2,329,608

Independent Power and Renewable Electricity Producers* – 0.1%
7,378	Talen Energy Corp.	919,668

Industrial REITs – 1.0%
14,925	EastGroup Properties, Inc.	2,790,826
45,254	First Industrial Realty Trust, Inc.	2,476,299
97,480	STAG Industrial, Inc.	3,978,159

		9,245,284

Insurance – 4.6%
21,950	AMERISAFE, Inc.	1,042,186
33,003	Assured Guaranty Ltd.	2,718,457
72,642	Axis Capital Holdings Ltd.	5,502,631
82,286	Baldwin Insurance Group, Inc.*	3,599,190
10,350	Bowhead Specialty Holdings, Inc.*	290,111
19,999	Employers Holdings, Inc.	960,152
71,509	First American Financial Corp.	4,332,015
21,500	Hanover Insurance Group, Inc.	2,956,035
46,997	Kemper Corp.	3,010,628
4,700	Kinsale Capital Group, Inc.	2,148,229
111,800	Oscar Health, Inc. Class A*	1,976,624
21,176	Palomar Holdings, Inc.*	1,948,404

MULTI-MANAGER U.S. SMALL CAP EQUITY FUND

Schedule of Investments (continued)

July 31, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Insurance – (continued)
14,660	Primerica, Inc.	$ 3,690,948
24,600	Ryan Specialty Holdings, Inc.	1,515,114
28,600	Safety Insurance Group, Inc.	2,446,730
6,300	Selective Insurance Group, Inc.	569,016
14,200	Stewart Information Services Corp.	1,003,940
1,396	White Mountains Insurance Group Ltd.	2,493,256

		42,203,666

Interactive Media & Services* – 0.2%
46,504	Bumble, Inc. Class A	434,348
83,710	Cars.com, Inc.	1,726,100

		2,160,448

IT Services – 0.3%
19,600	ASGN, Inc.*	1,855,532
30,440	Hackett Group, Inc.	830,403

		2,685,935

Leisure Products – 0.7%
22,600	Acushnet Holdings Corp.	1,640,308
19,900	Brunswick Corp.	1,620,855
145,118	Clarus Corp.	876,513
117,250	Mattel, Inc.*	2,261,753
74,080	Solo Brands, Inc. Class A*	177,051

		6,576,480

Life Sciences Tools & Services – 1.6%
7,510	Bio-Rad Laboratories, Inc. Class A*	2,541,084
35,933	Bio-Techne Corp.	2,931,773
54,856	Bruker Corp.	3,758,185
10,600	Charles River Laboratories International, Inc.*	2,587,460
41,138	Fortrea Holdings, Inc.*	1,134,997
41,700	Qiagen NV*	1,855,233

		14,808,732

Machinery – 4.2%
9,250	Alamo Group, Inc.	1,782,660
16,300	Albany International Corp. Class A	1,525,354
33,090	Allison Transmission Holdings, Inc.	2,931,443
41,100	Astec Industries, Inc.	1,442,199
32,144	Atmus Filtration Technologies, Inc.*	991,321
24,340	Blue Bird Corp.*	1,268,601
7,628	Chart Industries, Inc.*	1,228,718
13,226	Enpro, Inc.	2,260,852
65,750	Hillenbrand, Inc.	2,908,122
7,817	IDEX Corp.	1,629,688
46,160	ITT, Inc.	6,529,794
28,150	John Bean Technologies Corp.	2,769,397
5,342	Kadant, Inc.	1,877,660
67,700	Kennametal, Inc.	1,769,678
24,900	Mueller Industries, Inc.	1,766,406
123,172	Mueller Water Products, Inc. Class A	2,547,197
12,600	SPX Technologies, Inc.*	1,859,004

Shares	Description	Value

Common Stocks – (continued)
Machinery – (continued)
10,200	Watts Water Technologies, Inc. Class A	$ 2,116,704

		39,204,798

Marine Transportation – 0.1%
8,013	Matson, Inc.	1,063,405

Media – 0.8%
97,740	Magnite, Inc.*	1,421,140
14,740	Nexstar Media Group, Inc.	2,723,804
118,694	Stagwell, Inc.*	792,876
151,462	TEGNA, Inc.	2,412,790

		7,350,610

Metals & Mining – 0.7%
43,827	Commercial Metals Co.	2,634,003
83,011	Eldorado Gold Corp.*	1,407,866
22,300	Kaiser Aluminum Corp.	1,754,787
56,000	MP Materials Corp.*	757,120

		6,553,776

Mortgage Real Estate Investment Trusts (REITs) – 0.1%
175,514	Redwood Trust, Inc.	1,275,987

Multi-Utilities – 0.1%
26,000	Northwestern Energy Group, Inc.	1,398,020

Office REITs – 0.4%
84,400	COPT Defense Properties	2,445,068
51,804	Cousins Properties, Inc.	1,425,128

		3,870,196

Oil, Gas & Consumable Fuels – 2.7%
17,624	California Resources Corp.	906,578
47,200	Civitas Resources, Inc.	3,292,672
67,700	Delek U.S. Holdings, Inc.	1,609,906
160,620	Kosmos Energy Ltd.*	888,229
130,500	Magnolia Oil & Gas Corp. Class A	3,554,820
48,200	Matador Resources Co.	2,963,336
98,050	Northern Oil & Gas, Inc.	4,234,779
48,954	Par Pacific Holdings, Inc.*	1,299,729
88,539	Viper Energy, Inc.	3,777,959
72,974	World Kinect Corp.	2,038,164

		24,566,172

Personal Products* – 0.6%
21,858	BellRing Brands, Inc.	1,120,878
14,110	elf Beauty, Inc.	2,435,104
59,760	Oddity Tech Ltd. Class A	2,416,993

		5,972,975

Pharmaceuticals – 1.0%
13,074	Arvinas, Inc.*	359,666
190,515	Innoviva, Inc.*	3,589,303
29,820	Intra-Cellular Therapies, Inc.*	2,347,430
41,191	Organon & Co.	900,435

MULTI-MANAGER U.S. SMALL CAP EQUITY FUND

Schedule of Investments (continued)

July 31, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Pharmaceuticals – (continued)
34,400	Prestige Consumer Healthcare, Inc.*	$ 2,435,864

		9,632,698

Professional Services – 2.0%
16,324	Concentrix Corp.	1,150,842
97,323	First Advantage Corp.	1,675,902
17,400	FTI Consulting, Inc.*	3,792,678
11,673	Huron Consulting Group, Inc.*	1,284,147
10,500	ICF International, Inc.	1,544,550
48,667	Kelly Services, Inc. Class A	1,145,134
31,300	Maximus, Inc.	2,907,457
15,372	Science Applications International Corp.	1,912,277
49,690	WNS Holdings Ltd.*	2,960,530

		18,373,517

Real Estate Management & Development – 0.6%
17,700	Colliers International Group, Inc.	2,383,659
148,100	Cushman & Wakefield PLC*	1,941,591
87,895	DigitalBridge Group, Inc.	1,241,956

		5,567,206

Semiconductors & Semiconductor Equipment – 3.1%
25,954	Amkor Technology, Inc.	847,658
9,552	Axcelis Technologies, Inc.*	1,206,895
74,100	Cohu, Inc.*	2,370,459
44,220	Credo Technology Group Holding Ltd.*	1,227,105
17,900	Diodes, Inc.*	1,399,780
26,717	Entegris, Inc.	3,160,354
38,910	Ichor Holdings Ltd.*	1,322,940
47,275	Kulicke & Soffa Industries, Inc.	2,229,962
13,163	Lattice Semiconductor Corp.*	697,639
12,560	Nova Ltd.*	2,593,263
30,548	Photronics, Inc.*	776,225
34,678	Power Integrations, Inc.	2,532,881
39,025	Rambus, Inc.*	2,007,446
18,660	SiTime Corp.*	2,648,787
56,700	Tower Semiconductor Ltd.*	2,313,360
22,764	Ultra Clean Holdings, Inc.*	984,770

		28,319,524

Software – 5.8%
121,862	Adeia, Inc.	1,431,879
19,545	BlackLine, Inc.*	928,778
668,919	CCC Intelligent Solutions Holdings, Inc.*	6,863,109
92,307	Clear Secure, Inc. Class A	1,970,754
30,395	Clearwater Analytics Holdings, Inc. Class A*	594,222
161,727	Dynatrace, Inc.*	7,103,050
53,665	Envestnet, Inc.*	3,326,157
18,067	Guidewire Software, Inc.*	2,711,315
30,354	InterDigital, Inc.	3,726,257
182,390	Lightspeed Commerce, Inc.*	2,442,202

Shares	Description	Value

Common Stocks – (continued)
Software – (continued)
23,215	LiveRamp Holdings, Inc.*	$ 702,950
149,371	NCR Voyix Corp.*	2,203,222
41,300	Onestream, Inc.*	1,150,205
10,946	Pegasystems, Inc.	763,155
90,197	PROS Holdings, Inc.*	2,173,748
105,410	Samsara, Inc. Class A*	4,035,095
95,260	Smartsheet, Inc. Class A*	4,568,670
63,650	Tenable Holdings, Inc.*	2,922,808
75,525	Verint Systems, Inc.*	2,729,473
22,364	Workiva, Inc.*	1,649,792

		53,996,841

Specialized REITs – 0.5%
92,400	Four Corners Property Trust, Inc.	2,507,736
67,700	Rayonier, Inc.	2,053,341

		4,561,077

Specialty Retail – 0.8%
23,081	Caleres, Inc.	890,003
5,026	Group 1 Automotive, Inc.	1,838,109
3,900	Murphy USA, Inc.	1,969,188
149,432	Revolve Group, Inc.*	2,891,509

		7,588,809

Textiles, Apparel & Luxury Goods – 0.6%
26,875	Kontoor Brands, Inc.	1,885,281
9,700	Oxford Industries, Inc.	1,021,701
49,239	Steven Madden Ltd.	2,232,497

		5,139,479

Tobacco – 0.2%
21,550	Universal Corp.	1,151,201
91,167	Vector Group Ltd.	1,165,114

		2,316,315

Trading Companies & Distributors – 1.9%
17,957	Applied Industrial Technologies, Inc.	3,918,038
35,172	Beacon Roofing Supply, Inc.*	3,615,682
64,534	DNOW, Inc.*	991,242
46,760	FTAI Aviation Ltd.	5,211,402
17,500	McGrath RentCorp	1,922,025
12,561	SiteOne Landscape Supply, Inc.*	1,842,447

		17,500,836

Wireless Telecommunication Services*(a) – 0.0%
29,864	GCI Liberty, Inc.	—

TOTAL COMMON STOCKS (Cost $742,108,501)		$883,832,462

Exchange Traded Funds – 0.3%
14,000	iShares Russell 2000 Value ETF	$ 2,396,940
(Cost $2,169,109)

MULTI-MANAGER U.S. SMALL CAP EQUITY FUND

Schedule of Investments (continued)

July 31, 2024 (Unaudited)

Shares	Dividend Rate	Value

Investment Company(b) – 4.3%
Goldman Sachs Financial Square Government Fund — Institutional Shares
39,797,253	5.220%	$ 39,797,253
(Cost $ 39,797,253)

TOTAL INVESTMENTS – 100.1%
(Cost $ 784,074,863)		$926,026,655

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.1)%		(543,707)

NET ASSETS – 100.0%		$925,482,948

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e., Level 3.

(b)	Represents an affiliated issuer.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com

Investment Abbreviations:
ETF	— Exchange Traded Fund
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

ACTIVE EQUITY MULTI-MANAGER FUNDS

Schedule of Investments (continued)

July 31, 2024 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Fund’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. With respect to the Funds’ investments that do not have readily available market quotations, the Trustees have designated GSAM as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940 (the “Valuation Designee”). GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e., where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under the Valuation Procedures and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

ACTIVE EQUITY MULTI-MANAGER FUNDS

Schedule of Investments (continued)

July 31, 2024 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Underlying Funds (including Money Market Funds) — Underlying funds (“Underlying Funds”) include exchange-traded funds (“ETFs”) and other investment companies. Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Funds invest in Underlying Funds that fluctuate in value, the Fund’s shares will correspondingly fluctuate in value. Underlying Funds are generally classified as Level 1 of the fair value hierarchy. To the extent that underlying ETFs are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under the Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

Fair Value Hierarchy — The following is a summary of the Funds’ investments classified in the fair value hierarchy as of July 31, 2024:

MULTI-MANAGER INTERNATIONAL EQUITY

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Asia	$49,741,833	$259,980,166	$—
Europe	76,964,803	978,945,228	—
North America	124,351,391	—	—
South America	11,538,661	—	—
Investment Company	53,362,984	—	—

Total	$315,959,672	$1,238,925,394	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of net asset value. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Funds utilize fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification.

ACTIVE EQUITY MULTI-MANAGER FUNDS

Schedule of Investments (continued)

July 31, 2024 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

MULTI-MANAGER U.S. SMALL CAP EQUITY

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Asia	$12,555,914	$—	$—
Europe	37,940,706	—	—
North America	833,335,842	—	—
Exchange Traded Funds	2,396,940	—	—
Investment Company	39,797,253	—	—

Total	$926,026,655	$—	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of net asset value. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Funds utilize fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification.

For further information regarding security characteristics, see the Schedules of Investments.

The Funds’ risks include, but are not limited to, the following:

Asset Allocation Risk — The Funds’ allocations to the various asset classes and to the Underlying Managers may cause the Funds to underperform other funds with a similar investment objective.

Derivatives Risk — The Funds’ use of derivatives and other similar instruments (collectively referred to in this paragraph as “derivatives”) may result in loss, including due to adverse market movements. Derivatives, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other assets and instruments, may increase market exposure and be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying assets or instruments may produce disproportionate losses to the Funds. Certain derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not, or lacks the capacity or authority to, fulfill its contractual obligations, liquidity risk, which includes the risk that the Funds will not be able to exit the derivative when it is advantageous to do so, and risks arising from margin requirements, which include the risk that the Funds will be required to pay additional margin or set aside additional collateral to maintain open derivative positions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which a Fund invests. The imposition of sanctions, exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent a Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact a Fund’s liquidity and performance. Foreign risk also involves the risk of negative foreign currency exchange rate fluctuations, which may cause the

ACTIVE EQUITY MULTI-MANAGER FUNDS

Schedule of Investments (continued)

July 31, 2024 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in, or economically tied to, emerging markets, these risks may be more pronounced.

Geographic Risk — If a Fund focuses its investments in securities of issuers located in a particular country or geographic region, the Fund may be subjected, to a greater extent than if its investments were less focused, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that country or region, such as: adverse securities markets; adverse exchange rates; adverse social, political, regulatory, economic, business, environmental or other developments; or natural disasters.

Index/Tracking Error Risk — To the extent that an index-tracking strategy or implementation of a sub-strategy by a transition manager is used with respect to a portion of a Fund’s assets, including through investment in an ETF that seeks to track an index or implementation of an index-tracking strategy, the Fund will be negatively affected by general declines in the securities and asset classes represented in the relevant index. There is no guarantee that the Fund, or relevant portion of the Fund, will achieve a high degree of correlation to the relevant index. Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability, or the ability of an ETF in which it invests, to adjust its exposure to the required levels in order for the relevant portion of the Fund to track the relevant index. In addition, because that portion of the Fund is not “actively” managed, unless a specific security is removed from the relevant index, the Fund or an ETF in which it invests generally would not sell a security because the security’s issuer was in financial trouble. At times when an index-tracking strategy is used with respect to a portion of the Fund’s assets, the Fund’s performance could be lower than funds that may actively shift all of their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline or a decline in the value of one or more issuers.

Investment Style Risk — Different investment styles (e.g., “growth”, “value” or “quantitative”) tend to shift in and out of favor depending upon market and economic conditions and investor sentiment. The Funds may outperform or underperform other funds that invest in similar asset classes but employ different investment styles.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, including an exchange-traded fund (“ETF”), a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including, but not limited to, the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, declining prices of the securities sold, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under

ACTIVE EQUITY MULTI-MANAGER FUNDS

Schedule of Investments (continued)

July 31, 2024 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

unfavorable conditions, such sales may adversely affect a Fund’s NAV and dilute remaining investors’ interests. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, potentially causing increased supply in the market due to selling activity. These risks may be more pronounced in connection with the Funds’ investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, acts of terrorism, social unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, sanctions, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments. Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which a Fund has unsettled or open transactions defaults.

Mid-Cap and Small-Cap Risk — Investments in mid-capitalization and small-capitalization companies involve greater risks than those associated with larger, more established companies. These securities may be subject to more abrupt or erratic price movements and may lack sufficient market liquidity, and these issuers often face greater business risks.

Multi-Manager Approach Risk — The Funds’ performance depends on the ability of the Investment Adviser in selecting, overseeing, and allocating Fund assets to the Underlying Managers. The Underlying Managers’ investment styles may not always be complementary. The Funds’ multi-manager approach may result in the Fund investing a significant percentage of its assets in certain types of investments, which could be beneficial or detrimental to the Funds’ performance depending on the performance of those investments and the overall market environment. The Funds’ Underlying Managers may underperform the market generally or underperform other investment managers that could have been selected for the Funds. Because the Funds’ Underlying Managers may trade with counterparties, prime brokers, clearing brokers or futures commission merchants on terms that are different than those on which the Investment Adviser would trade, and because each Underlying Manager applies its own risk analysis in evaluating potential counterparties for the Funds, the Funds may be subject to greater counterparty risk than if they were managed directly by the Investment Adviser.